Emergence from Bankruptcy Proceedings	12 Months Ended
Dec. 31, 2018
Emergence from Bankruptcy Proceedings
Emergence from Bankruptcy Proceedings

Note 2—Emergence from Bankruptcy Proceedings

By order entered on November 2, 2018, the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) confirmed the Company’s Modified Fourth Amended Joint Plan of  Reorganization, dated October 31, 2018 (the “Plan”) that had been filed with the Bankruptcy Court in connection with the filing by the Company and certain of its subsidiaries (the “Initial Debtors”) of petitions (the “Bankruptcy Petitions”) on November 12, 2017 (the “Petition Date”) with the Bankruptcy Court seeking relief under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”). On November 19, 2018 (the “Plan Effective Date”), the Company and the Initial Debtors other than the Zonda Debtors (described below) (the “Debtors”) emerged from bankruptcy after successfully completing their reorganization pursuant to the Plan. The Company’s two subsidiaries involved in the arbitration with Samsung Heavy Industries Co. Ltd. (“SHI”) related to the Pacific Zonda, Pacific Drilling VIII Limited and Pacific Drilling Services, Inc. (together, the “Zonda Debtors”), filed a separate plan of reorganization that was confirmed by order of the Bankruptcy Court on January 30, 2019 and are not Debtors under the Plan.

During the bankruptcy proceedings, the Debtors operated as “debtors-in-possession” in accordance with applicable provisions of the Bankruptcy Code.

Upon emergence of the Company from bankruptcy on November 19, 2018 in accordance with the Plan:

•	The Company’s pre-petition 2013 Revolving Credit Facility and SSCF (both as defined below in Note 8), and post-petition debtor-in-possession financing were repaid in full;
•

Holders of the Company’s Term Loan B, 2017 Notes and 2020 Notes (each term as defined below in Note 8) received an aggregate of 24,416,442 common shares (or, approximately 32.6% of the outstanding shares) in exchange for their claims;

•

The Company issued an aggregate of 44,174,136 common shares (or, approximately 58.9% of the outstanding shares) to holders of Term Loan B, 2017 Notes and 2020 Notes who subscribed in the Company’s $460.0 million equity rights offering;

•	The Company issued 3,841,229 common shares (or, approximately 5.1% of the outstanding shares) to Quantum Pacific Gibraltar Limited (“QP”) in a $40.0 million private placement;
•

The Company issued 2,566,056 common shares (or, approximately 3.4% of the outstanding shares) to members of an ad hoc group of holders of the Term Loan B, 2017 Notes and 2020 Notes (the “Ad Hoc Group”) in payment of their fee for backstopping the equity rights offering;

•

The Company issued approximately 7.5 million common shares to Pacific Drilling Administrator Limited, a wholly owned subsidiary of the Company that serves as administrator of the Company’s 2018 Omnibus Stock Incentive Plan (the “2018 Stock Plan”), adopted by the board of directors, and which shares were reserved for issuance under the 2018 Stock Plan;

•

Existing holders of the Company’s common shares received no recovery and were diluted by the issuances of common shares under the Plan such that they held in the aggregate less than 0.003% of the Company’s common shares outstanding upon emergence from bankruptcy; and

•	The undisputed claims of other unsecured creditors such as clients, employees and vendors, will be paid in full in the ordinary course of business.

On the Plan Effective Date, as a result of the issuances of common shares described above, the Company had issued and outstanding 75.0 million common shares, and 7.5 million shares reserved for issuance pursuant to the 2018 Stock Plan.

In addition, pursuant to the Plan, on September 26, 2018 bankruptcy-remote subsidiaries of the Company issued, and on November 19, 2018 such subsidiaries merged with the Company and the Company assumed (the “Notes Assumption”):

•	$750.0 million in aggregate principal amount of 8.375% First Lien Notes due 2023, secured by first-priority liens on substantially all assets of the Debtors (the “First Lien Notes”); and
•

$273.6 million in aggregate principal amount of 11.0% / 12.0% Second Lien PIK Notes due 2024, secured by second-priority liens on substantially all assets of the Debtors (the “Second Lien PIK Notes”). Approximately $23.6 million aggregate principal amount was issued as a commitment fee to the Ad Hoc Group for their agreement to backstop the issuance of the Second Lien PIK Notes.

Concurrent with the Notes Assumption, all of the Company’s subsidiaries other than the Zonda Debtors, certain immaterial subsidiaries and Pacific International Drilling West Africa Limited (“PIDWAL,” a Nigerian limited liability company indirectly 49% owned by the Company) guaranteed on a senior secured basis the First Lien Notes and Second Lien PIK Notes. It is expected that the Zonda Debtors will guarantee the First Lien Notes and Second Lien PIK Notes upon their emergence from bankruptcy pursuant to their separate plan of reorganization after the successful resolution of the arbitration proceeding involving the Pacific Zonda. See Note 17 for further discussion. If the Company is unsuccessful in the arbitration, the Company expects to liquidate the Zonda Debtors and the Zonda Debtors would not guarantee the First Lien Notes and Second Lien PIK Notes.

We have segregated liabilities and obligations whose treatment and satisfaction were dependent on the outcome of the Chapter 11 proceedings and have classified these items as liabilities subject to compromise on our consolidated balance sheets. The components of liabilities subject to compromise are as follows:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
2017 Senior Secured Notes	$—	$439,364
2018 Senior Secured Term Loan B	—	718,125
2013 Revolving Credit Facility	—	475,000
Senior Secured Credit Facility	—	661,478
2020 Senior Secured Notes	—	750,000
Accrued interest	—	39,618
Accounts payable and other estimated allowed claims	—	4,092
Total liabilities subject to compromise	$—	$3,087,677

See Note 8 for further discussion.

In addition, we have classified all income, expenses, gains or losses that were incurred or realized as a result of the Chapter 11 proceedings as reorganization items in our consolidated statements of operations. The components of reorganization items are as follows:

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Year Ended
	December 31, 2018	November 19, 2018	December 31, 2017
(in thousands)
Professional fees	$1,300	$82,787	$6,447
Gain on the settlement of liabilities subject to compromise	—	(794,218)	—
Discharge of claims upon emergence from bankruptcy	—	(80)	—
Revision of estimated claims	—	—	27
Escrow interest income	—	(2,940)	—
Fresh start accounting adjustments	—	2,514,115	—
Total reorganization items	$1,300	$1,799,664	$6,474